UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06121

Morgan Stanley Pacific Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2009

Date of reporting period:	July 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments July 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.9%)
	Australia (10.9%)
	Airlines
413,823	Qantas Airways Ltd.	$802,955

	Apparel/Footwear
121,218	Billabong International Ltd.	932,703

	Biotechnology
35,173	CSL Ltd.	898,689

	Building Products
286,058	CSR Ltd.	443,799

	Chemicals: Agricultural
264,877	Incitec Pivot Ltd.	611,423
37,322	Nufarm Ltd.	338,363
		949,786
	Data Processing Services
88,423	Computershare Ltd.	726,955

	Financial Conglomerates
56,250	Suncorp-Metway Ltd.	334,018

	Food Retail
27,639	Woolworths Ltd.	629,909

	Investment Banks/Brokers
23,633	ASX Ltd. (b)	742,787

	Major Banks
22,588	Australia and New Zealand Banking Group Ltd.	350,059
14,910	Commonwealth Bank of Australia	533,716
33,712	National Australia Bank Ltd.	685,986
46,153	Westpac Banking Corp.	837,236
		2,406,997
	Major Telecommunications
321,853	Telstra Corp., Ltd.	950,213

	Other Metals/Minerals
19,472	BHP Billiton Ltd.	616,404

	Property - Casualty Insurers
35,911	QBE Insurance Group Ltd. (b)	585,667

	Publishing: Newspapers
975,585	Fairfax Media Ltd. (b)	1,203,499

	Steel
267,638	BlueScope Steel Ltd.	754,339
263,505	OneSteel Ltd.	658,944
		1,413,283
	Total Australia	13,637,664

	Bermuda (2.3%)
	Apparel/Footwear Retail
84,600	Esprit Holdings Ltd. (c)	611,299

	Electronics/Appliance Stores
5,029,160	GOME Electrical Appliances Holdings Ltd.	1,453,580

	Real Estate Development
116,000	Hongkong Land Holdings Co., Ltd. (c)	451,240

	Wholesale Distributors
130,000	Li & Fung Ltd. (c)	383,288
	Total Bermuda	2,899,407

	Cayman Islands (1.2%)
	Apparel/Footwear
572,000	Belle International Holdings Ltd.	579,377

	Metal Fabrications
549,200	China Zhongwang Holdings Ltd.	735,569

	Real Estate Development
32,000	China Resources Land Ltd.	78,203
29,500	Shimao Property Holdings Ltd.	59,304
		137,507
	Total Cayman Islands	1,452,453

	China (9.3%)
	Apparel/Footwear
101,000	361 Degrees International Ltd.	47,958

	Construction Materials
121,000	Anhui Conch Cement Company Ltd. (H Shares)	875,878

	Contract Drilling
28,000	China Oilfield Services Ltd.	30,529

	Electric Utilities
278,000	Datang International Power Generation Co., Ltd. (H Shares)	182,582

	Integrated Oil
1,466,000	PetroChina Co., Ltd.	1,742,164

	Investment Trusts/Mutual Funds
100,000	Investment Co. of China (d) (e)	0

	Life/Health Insurance
355,000	China Life Insurance Co., Ltd. (H Shares)	1,573,441

	Major Banks
2,046,900	Bank of China Ltd. (H Shares)	1,019,482
1,813,000	Industrial and Commercial Bank of China Ltd. (H Shares)	1,305,352
		2,324,834
	Motor Vehicles
957,000	Dongfeng Motor Group Co., Ltd. (H Shares)	1,019,970

	Multi-Line Insurance
118,500	Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,051,967

	Regional Banks
730,000	China CITIC Bank (H Shares)	508,642
2,658,000	China Construction Bank Corp. (H Shares)	2,143,535
		2,652,177
	Specialty Telecommunications
302,000	China Communication Services Corp., Ltd. (H Shares)	192,110
	Total China	11,693,610

	Hong Kong (5.9%)
	Apparel/Footwear
268,000	China Dongxiang Group Co.	203,679

	Coal
292,000	Fushan International, Ltd.	193,284

	Electric Utilities
239,800	China Resources Power Holdings Co., Ltd.	620,382

	Engineering & Construction
217,800	New World Development Co., Ltd.	519,906

	Financial Conglomerates
138,250	Wharf (Holdings) Ltd. (The)	650,217

	Industrial Conglomerates
58,500	Beijing Enterprises Holdings Ltd.	294,008
31,000	Hutchison Whampoa Ltd.	232,198
15,000	Swire Pacific Ltd. (Class A)	168,483
		694,689
	Major Banks
84,500	BOC Hong Kong (Holdings) Ltd.	180,120
13,300	Hang Seng Bank Ltd.	216,059
		396,179
	Real Estate Development
55,000	Cheung Kong (Holdings) Ltd.	710,383
363,000	Sino-Ocean Land Holdings Ltd. (a)	387,822
21,000	Sun Hung Kai Properties Ltd.	319,469
		1,417,674
	Tobacco
207,000	Shanghai Industrial Holdings Ltd.	1,121,799

	Wireless Telecommunications
154,000	China Mobile Ltd.	1,617,486
	Total Hong Kong	7,435,295

	India (2.7%)
	Electrical Products
14,939	Bharat Heavy Electricals Ltd.	694,858

	Motor Vehicles
46,468	Hero Honda Motors Ltd.	1,555,685

	Regional Banks
36,808	HDFC Bank Ltd.	1,150,759
	Total India	3,401,302

	Indonesia (3.9%)
	Coal
1,872,500	PT Bumi Resources Tbk	528,262

	Construction Materials
417,000	PT Indocement Tunggal Prakarsa Tbk	390,741

	Gas Distributors
974,000	PT Perusahaan Gas Negara	343,476

	Major Telecommunications
1,133,500	PT Telekomunkasi Indonesia Tbk (Series B)	1,022,149

	Motor Vehicles
212,500	PT Astra International Tbk	627,330

	Regional Banks
1,558,000	PT Bank Central Asia Tbk	592,589
2,125,500	PT Bank Mandiri	894,102
750,000	PT Bank Rakyat Indonesia	551,637
		2,038,328
	Total Indonesia	4,950,286

	Japan (47.2%)
	Auto Parts: O.E.M.
35,700	NIFCO Inc.	652,692
13,300	Toyoda Gosei Co., Ltd.	411,826
		1,064,518
	Building Products
168,000	Nippon Sheet Glass Company, Ltd.	502,446
113,000	Sanwa Holdings Corp.	409,606
		912,052
	Chemicals: Major Diversified
148,000	Mitsubishi Chemical Holdings Corp. (b)	664,729

	Chemicals: Specialty
161,000	Daicel Chemical Industries, Ltd.	1,025,976
244,000	Denki Kagaku Kogyo Kabushiki Kaisha (b)	794,209
136,000	Kaneka Corp.	945,712
67,800	Shin-Etsu Polymer Co., Ltd.	432,057
		3,197,954
	Commercial Printing/Forms
68,000	Dai Nippon Printing Co., Ltd.	996,016
11,800	Nissha Printing Co., Ltd. (b)	644,713
		1,640,729
	Computer Processing Hardware
259,000	Fujitsu Ltd. (b)	1,702,489

	Electric Utilities
21,200	Tokyo Electric Power Co., Inc.	543,303

	Electrical Products
199,000	Furukawa Electric Co., Ltd. (b)	961,089

	Electronic Components
49,000	Mitsumi Electric Co., Ltd. (b)	1,209,141
19,000	TDK Corp.	999,947
		2,209,088
	Electronic Distributors
24,400	Ryosan Co., Ltd.	626,600

	Electronic Equipment/Instruments
49,300	Canon Inc.	1,839,144
16,500	Kyocera Corp.	1,328,719
306,000	NEC Corp. (b)	1,073,627
108,300	Panasonic Corp.	1,716,777
104,000	Ricoh Co., Ltd. (b)	1,365,052
277,000	Toshiba Corp. (b)	1,229,485
		8,552,804
	Electronic Production Equipment
29,600	Hitachi High-Technologies Corp.	579,957

	Electronics/Appliances
76,900	Casio Computer Co., Ltd. (b)	631,454
37,400	FUJIFILM Holdings Corp.	1,221,305
31,500	Sony Corp. (b)	890,489
		2,743,248
	Engineering & Construction
56,000	Kyudenko Corp.	343,841
48,000	Maeda Road Construction Co., Ltd.	420,016
177,000	Obayashi Corp.	791,239
30,000	Sanki Engineering Co., Ltd.	235,561
		1,790,657
	Finance/Rental/Leasing
47,500	Hitachi Capital Corp.	649,062

	Food Retail
28,000	FamilyMart Co., Ltd. (b)	911,387

	Food: Meat/Fish/Dairy
44,000	Nippon Meat Packers, Inc. (b)	539,392

	Food: Specialty/Candy
24,500	House Foods Corp. (b)	345,654

	Home Building
145,000	Sekisui Chemical Co., Ltd. (b)	856,592
86,000	Sekisui House, Ltd.	810,695
		1,667,287
	Industrial Conglomerates
227,000	Hitachi Ltd. (b)	762,864

	Industrial Machinery
112,000	Amada Co., Ltd.	712,539
80,000	Daifuku Co., Ltd.	551,229
35,200	Daikin Industries, Ltd. (b)	1,279,662
23,100	Fuji Machine Mfg. Co., Ltd.	286,843
56,000	Fujitec Co., Ltd.	297,680
327,000	Mitsubishi Heavy Industries, Ltd.	1,309,728
156,000	Tsubakimoto Chain Co.	539,096
		4,976,777

	Industrial Specialties
34,700	Lintec Corp. (b)	678,048
115,000	Toyo Ink Mfg. Co., Ltd.	376,750
		1,054,798
	Major Telecommunications
20,400	Nippon Telegraph & Telephone Corp.	842,948

	Metal Fabrications
132,000	Minebea Co., Ltd. (b)	537,067
180,000	Mitsui Mining & Smelting Co.	496,486
		1,033,553
	Miscellaneous Manufacturing
29,600	Kurita Water Industries Ltd. (b)	982,235

	Motor Vehicles
204,700	Nissan Motor Co., Ltd.	1,490,497
53,200	Suzuki Motor Corp. (b)	1,343,704
49,500	Toyota Motor Corp.	2,087,239
49,900	Yamaha Motor Co., Ltd. (b)	621,212
		5,542,652
	Movies/Entertainment
24,900	TOHO Co., Ltd. (b)	443,134

	Pharmaceuticals: Other
36,400	Astellas Pharma Inc.	1,388,682
62,100	Daiichi Sankyo Co., Ltd.	1,128,793
24,200	Ono Pharmaceutical Co., Ltd.	1,076,692
		3,594,167
	Railroads
14,200	East Japan Railway Co.	814,859

	Recreational Products
5,600	Nintendo Co., Ltd.	1,514,441
52,600	Yamaha Corp.	698,739
		2,213,180
	Semiconductors
15,200	Rohm Co., Ltd.	1,130,864

	Steel
98,000	Nippon Steel Corp.	392,518

	Textiles
46,000	Nisshinbo Industries, Inc. (b)	588,703
221,000	Teijin Ltd.	700,660
		1,289,363
	Wholesale Distributors
147,000	Marubeni Corp.	678,880
85,700	Mitsubishi Corp.	1,711,736
53,000	Nagase & Co., Ltd.	599,873
		2,990,489
	Total Japan	59,366,400

	Malaysia (1.0%)
	Electric Utilities
123,000	Tenaga Nasional Berhad	284,585

	Engineering & Construction
143,900	IJM Corp. Berhad	247,153

	Financial Conglomerates
240,500	AMMB Holdings Berhad	273,101

	Regional Banks
157,800	Commerce Asset-Holdings Berhad	483,815
	Total Malaysia	1,288,654

	Philippines (0.6%)
	Financial Conglomerates
110,270	Ayala Corp.	688,041

	Singapore (1.3%)
	Industrial Conglomerates
20,000	Keppel Corp. Ltd.	116,597

	Major Banks
21,000	DBS Group Holdings Ltd.	202,536
68,600	Oversea-Chinese Banking Corp., Ltd.	372,756
		575,292
	Major Telecommunications
226,000	Singapore Telecommunications Ltd.	549,630

	Publishing: Newspapers
31,000	Singapore Press Holdings Ltd. (b)	77,330

	Real Estate Development
34,000	Capitaland Ltd. (b)	90,248

	Regional Banks
22,500	United Overseas Bank Ltd.	276,413
	Total Singapore	1,685,510

	South Korea (6.6%)
	Advertising/Marketing Services
1,633	Cheil Communications, Inc.	358,989

	Chemicals: Specialty
430	Cheil Industries Inc.	16,648
4,946	LG Chem Ltd.	612,109
2,400	OCI Co. Ltd.	414,265
		1,043,022
	Department Stores
813	Shinsegae Co., Ltd.	351,492

	Electronics/Appliances
2,502	LG Electronics Inc.	263,808
26,260	Woongjin Coway Co., Ltd.	657,462
		921,270
	Engineering & Construction
3,530	Hyundai Engineering & Construction Co., Ltd. (a)	181,932

	Financial Conglomerates
24,044	Shinhan Financial Group Co., Ltd.	814,387

	Household/Personal Care
240	Amorepacific Corp.	131,510

	Industrial Specialties
16,400	SSCP Co., Ltd. (a)	109,494

	Internet Software/Services
3,450	NHN Corp. (a)	501,404

	Major Banks
10,690	KB Financial Group Inc.	462,171

	Marine Shipping
8,370	Hanjin Shipping Inc.	143,127

	Property - Casualty Insurers
502	Samsung Fire & Marine Insurance Co., Ltd.	84,198

	Regional Banks
16,760	Hana Financial Group Inc.	477,610

	Semiconductors
3,447	Samsung Electronics Co., Ltd.	2,031,939

	Telecommunication Equipment
31,190	LG Telecom Ltd.	219,412

	Wireless Telecommunications
3,315	SK Telecom Co., Ltd.	500,678
	Total South Korea	8,332,635

	Taiwan (5.6%)
	Chemicals: Agricultural
11,000	Taiwan Fertilizer Co., Ltd.	34,870

	Computer Peripherals
446,488	Hon Hai Precision Industry Co., Ltd.	1,537,829

	Computer Processing Hardware
202,409	Acer Inc.	426,930
6,250	Wistron Corp.	126,875
94,000	Wistron Corp. (a)	187,381
		741,186
	Electronic Equipment/Instruments
407,000	AU Optronics Corp.	451,770

	Financial Conglomerates
493,000	Fubon Financial Holding Co., Ltd.	505,653

	Investment Banks/Brokers
501,000	Fuhwa Financial Holding (a)	360,388

	Life/Health Insurance
394,900	Cathay Financial Holding Co.	606,650

	Semiconductors
270,000	Siliconware Precision Industries Co. (a)	362,930
740,143	Taiwan Semiconductor Mfg. Co. Ltd.	1,328,775
		1,691,705
	Steel
468,000	China Steel Corp.	453,960

	Telecommunication Equipment
44,700	High Tech Computer Corp.	609,706
	Total Taiwan	6,993,717

	Thailand (0.4%)
	Coal
21,700	Banpu Public Co Ltd (NVDR)	239,127

	Major Banks
102,400	Kasikornbank PCL (Alien Shares)	240,729
	Total Thailand	479,856
	Total Common Stocks (Cost $115,443,338)	124,304,830

	Preferred Stocks (0.4%)
	South Korea
	Semiconductors
1,335	Samsung Electronics Co., Ltd. (Cost $528,001)	504,891

NUMBER OF
RIGHTS
	Rights (0.0%)
	South Korea (0.0%)
	Industrial Specialties
3	SSCP Co., Ltd. (e)	7,116

	Major Banks
1	KB Financial Group (e)	10,717
	Total South Korea	17,833

	Total Rights (Cost $0)	17,833

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (15.5%)
	Securities held as Collateral on Loaned Securities (d) (15.1%)
	Repurchase Agreements (3.2%)
$2,931	Bank of America Securities LLC (0.21% dated 7/31/09, due 08/03/09; proceeds $2,931,199; fully collateralized by Federal Home Loan Mortgage Corp., 5.00% due 03/01/35; valued at $2,989,857.)	2,931,182

1,052	Citigroup Global Markets Inc. (0.54%, dated 7/31/09, due 08/03/09; proceeds $1,051,841; fully collateralized by exchange traded fund at the date of this Portfolio of Investments as follows: Diamonds Trust; valued at $1,104,420.)	1,051,809

	Total Repurchase Agreements (Cost $3,982,991)	3,982,991

NUMBER OF
SHARES (000)
	Investment Company (g) (11.9%)
14,937	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $14,936,813)		14,936,813

	Total Securities held as Collateral on Loaned Securities (Cost $18,919,804)		18,919,804

	Investment Company (g) (0.4%)
499	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $498,693)		498,693

	Total Short-Term Investments (Cost $19,418,497)		19,418,497

	Total Investments (Cost $135,389,836) (h)	114.8%	144,246,051
	Liabilities in Excess of Other Assets	(14.8)	(18,560,240)
	Net Assets	100.0%	$125,685,811

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)	Non-income producing security.
(b)

The values of loaned securities and related cash collateral outstanding at July 31, 2009 were $18,154,334 and $18,919,804, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on a Hong Kong exchange.
(d)	Resale is restricted to qualified institutional investors.
(e)

Securities with total market value equal to $17,833 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(f)

At July 31, 2009, investments in securities of issuers in Japan represented 47.2% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at July 31, 2009:

CONTRACTS		IN EXCHANGE	DELIVERY	UNREALIZED
TO DELIVER		FOR	DATE	(DEPRECIATION)

HKD	35,100	$4,507	08/03/09	(23)

 Currency Abbreviations:

HKD Hong Kong Dollar

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments July 31, 2009 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Short-Term Investments	$19,418,497	13.5%
Electronic Equipment/Instruments	9,004,574	6.2
Motor Vehicles	8,745,637	6.1
Regional Banks	7,079,102	4.9
Major Banks	6,416,921	4.4
Semiconductors	5,359,399	3.7
Industrial Machinery	4,976,777	3.5
Chemicals: Specialty	4,240,976	2.9
Electronics/Appliances	3,664,518	2.5
Pharmaceuticals: Other	3,594,167	2.5
Major Telecommunications	3,364,940	2.3
Wholesale Distributors	3,373,777	2.3
Financial Conglomerates	3,265,417	2.3
Engineering & Construction	2,739,648	1.9
Computer Processing Hardware	2,443,675	1.7
Recreational Products	2,213,180	1.5
Electronic Components	2,209,088	1.5
Life/Health Insurance	2,180,091	1.5
Wireless Telecommunications	2,118,164	1.5
Real Estate Development	2,096,668	1.5
Steel	2,259,761	1.6
Metal Fabrications	1,769,122	1.2
Apparel/Footwear	1,763,718	1.2
Integrated Oil	1,742,164	1.2
Home Building	1,667,287	1.2
Electrical Products	1,655,947	1.1
Commercial Printing/Forms	1,640,729	1.1
Electric Utilities	1,630,852	1.1
Industrial Conglomerates	1,574,151	1.1
Food Retail	1,541,296	1.1
Computer Peripherals	1,537,828	1.1
Electronics/Appliance Stores	1,453,580	1.0
Building Products	1,355,852	0.9
Textiles	1,289,364	0.9
Publishing: Newspapers	1,280,829	0.9
Construction Materials	1,266,619	0.9
Industrial Specialties	1,171,408	0.8
Tobacco	1,121,799	0.8
Investment Banks/Brokers	1,103,175	0.8
Auto Parts: O.E.M.	1,064,518	0.7
Multi-Line Insurance	1,051,967	0.7
Chemicals: Agricultural	984,656	0.7
Miscellaneous Manufacturing	982,235	0.7
Coal	960,672	0.7
Biotechnology	898,689	0.6
Telecommunication Equipment	829,117	0.6
Railroads	814,859	0.6
Airlines	802,955	0.6
Data Processing Services	726,955	0.5
Property - Casualty Insurers	669,865	0.5

Chemicals: Major Diversified	664,729	0.5
Finance/Rental/Leasing	649,061	0.4
Electronic Distributors	626,600	0.4
Other Metals/Minerals	616,404	0.4
Apparel/Footwear Retail	611,299	0.4
Electronic Production Equipment	579,956	0.4
Food: Meat/Fish/Dairy	539,392	0.4
Internet Software/Services	501,404	0.3
Movies/Entertainment	443,134	0.3
Advertising/Marketing Services	358,989	0.2
Department Stores	351,492	0.2
Food: Specialty/Candy	345,654	0.2
Gas Distributors	343,476	0.2
Specialty Telecommunications	192,110	0.1
Household/Personal Care	131,510	0.1
Marine Shipping	143,127	0.1
Contract Drilling	30,529	0.0

	$144,246,051	100.0%

MS Pacific Growth Fund

Notes to the Portfolio of Investments

SFAS 157 Disclosure

7/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Advertising/Marketing Services	$358,989	$358,989	—	—
Airlines	802,955	802,955	—	—
Apparel/Footwear	1,763,717	1,763,717	—	—
Apparel/Footwear Retail	611,299	611,299	—	—
Auto Parts: O.E.M.	1,064,518	1,064,518	—	—
Biotechnology	898,689	898,689	—	—
Building Products	1,355,851	1,355,851	—	—
Chemicals: Agricultural	984,656	984,656	—	—
Chemicals: Major Diversified	664,729	664,729	—	—
Chemicals: Specialty	4,240,976	4,240,976	—	—
Coal	960,673	960,673	—	—
Commercial Printing/Forms	1,640,729	1,640,729	—	—
Computer Peripherals	1,537,829	1,537,829	—	—
Computer Processing Hardware	2,443,675	2,443,675	—	—
Construction Materials	1,266,619	1,266,619	—	—
Contract Drilling	30,529	30,529	—	—
Data Processing Services	726,955	726,955	—	—
Department Stores	351,492	351,492	—	—
Electric Utilities	1,630,852	1,630,852	—	—
Electrical Products	1,655,947	1,655,947	—	—
Electronic Components	2,209,088	2,209,088	—	—
Electronic Distributors	626,600	626,600	—	—
Electronic Equipment/Instruments	9,004,574	9,004,574	—	—
Electronic Production Equipment	579,957	579,957	—	—
Electronics/Appliance Stores	1,453,580	1,453,580	—	—
Electronics/Appliances	3,664,518	3,664,518	—	—
Engineering & Construction	2,739,648	2,739,648	—	—
Finance/Rental/Leasing	649,062	649,062	—	—
Financial Conglomerates	3,265,417	3,265,417	—	—
Food Retail	1,541,296	1,541,296	—	—
Food: Meat/Fish/Dairy	539,392	539,392	—	—
Food: Specialty/Candy	345,654	345,654	—	—
Gas Distributors	343,476	343,476	—	—
Home Building	1,667,287	1,667,287	—	—
Household/Personal Care	131,510	131,510	—	—
Industrial Conglomerates	1,574,150	1,574,150	—	—
Industrial Machinery	4,976,777	4,976,777	—	—
Industrial Specialties	1,164,292	1,164,292	—	—
Integrated Oil	1,742,164	1,742,164	—	—
Internet Software/Services	501,404	501,404	—	—
Investment Banks/Brokers	1,103,175	1,103,175	—	—
Investment Trusts/Mutual Funds	0	—	—	$0
Life/Health Insurance	2,180,091	2,180,091	—	—
Major Banks	6,406,202	6,406,202	—	—

Major Telecommunications	3,364,940	3,364,940	—	—
Marine Shipping	143,127	143,127	—	—
Metal Fabrications	1,769,122	1,769,122	—	—
Miscellaneous Manufacturing	982,235	982,235	—	—
Motor Vehicles	8,745,637	8,745,637	—	—
Movies/Entertainment	443,134	443,134	—	—
Multi-Line Insurance	1,051,967	1,051,967	—	—
Other Metals/Minerals	616,404	616,404	—	—
Pharmaceuticals: Other	3,594,167	3,594,167	—	—
Property - Casualty Insurers	669,865	669,865	—	—
Publishing: Newspapers	1,280,829	1,280,829	—	—
Railroads	814,859	814,859	—	—
Real Estate Development	2,096,669	2,096,669	—	—
Recreational Products	2,213,180	2,213,180	—	—
Regional Banks	7,079,102	7,079,102	—	—
Semiconductors	4,854,508	4,854,508	—	—
Specialty Telecommunications	192,110	192,110	—	—
Steel	2,259,761	2,259,761	—	—
Telecommunication Equipment	829,118	829,118	—	—
Textiles	1,289,363	1,289,363	—	—
Tobacco	1,121,799	1,121,799	—	—
Wholesale Distributors	3,373,777	3,373,777	—	—
Wireless Telecommunications	2,118,164	2,118,164	—	—
Total Common Stocks	124,304,830	124,304,830	—	0
Preferred Stocks	504,891	504,891	—	—
Rights	17,833	—	—	17,833
Short-Term Investments
Investment Company	15,435,506	15,435,506	—	—
Repurchase Agreements	3,982,991	—	$3,982,991	—
Total Short-Term Investments	19,418,497	15,435,506	3,982,991	—
Total	$144,246,051	$140,245,227	$3,982,991	$17,833

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Beginning Balance	$0
Net purchases (sales)	0
Transfers in and/or out	17,833
Change in unrealized appreciation/depreciation	0
Realized gains (losses)	0
Ending Balance	$17,833

Net change in unrealized appreciation/depreciation from investments still held as of July 31, 2009	—

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the new York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Asset & Investment Trust Management Co., Limited (MSAITM) or Morgan Stanley Investment Management Company (MSIMC) (collectively the “Sub-Advisers”), affiliates of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009